Fair values of derivative instruments (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair values of derivative instruments [Line Items]
Derivative assets	₩ 1,793,613	₩ 3,400,178
Derivative liabilities	2,439,892	3,487,661
Trading purpose | Foreign currency related
Fair values of derivative instruments [Line Items]
Derivative assets	1,314,145	2,762,556
Derivative liabilities	1,255,982	2,514,889
Trading purpose | Foreign currency related | Over the counter
Fair values of derivative instruments [Line Items]
Derivative assets	1,314,134	2,762,140
Derivative liabilities	1,255,982	2,514,336
Trading purpose | Foreign currency related | Over the counter | Forward contract
Fair values of derivative instruments [Line Items]
Derivative assets	912,795	1,895,225
Derivative liabilities	870,984	1,636,715
Trading purpose | Foreign currency related | Over the counter | Swap contract
Fair values of derivative instruments [Line Items]
Derivative assets	393,702	854,892
Derivative liabilities	372,725	865,551
Trading purpose | Foreign currency related | Over the counter | Option contract
Fair values of derivative instruments [Line Items]
Derivative assets	7,637	12,023
Derivative liabilities	12,273	12,070
Trading purpose | Foreign currency related | Exchange traded | Futures contract
Fair values of derivative instruments [Line Items]
Derivative assets	11	416
Derivative liabilities		553
Trading purpose | Interest rates related
Fair values of derivative instruments [Line Items]
Derivative assets	251,663	206,220
Derivative liabilities	178,935	211,338
Trading purpose | Interest rates related | Over the counter
Fair values of derivative instruments [Line Items]
Derivative assets	251,251	204,449
Derivative liabilities	177,366	210,794
Trading purpose | Interest rates related | Over the counter | Swap contract
Fair values of derivative instruments [Line Items]
Derivative assets	251,251	204,449
Derivative liabilities	172,019	208,901
Trading purpose | Interest rates related | Over the counter | Option contract
Fair values of derivative instruments [Line Items]
Derivative assets	0	0
Derivative liabilities	5,347	1,893
Trading purpose | Interest rates related | Exchange traded | Futures contract
Fair values of derivative instruments [Line Items]
Derivative assets	412	1,771
Derivative liabilities	1,569	544
Trading purpose | Credit related | Over the counter | Swap contract
Fair values of derivative instruments [Line Items]
Derivative assets	37,951	63,359
Derivative liabilities	14,916	10,617
Trading purpose | Equity related
Fair values of derivative instruments [Line Items]
Derivative assets	107,761	226,956
Derivative liabilities	318,634	45,005
Trading purpose | Equity related | Over the counter
Fair values of derivative instruments [Line Items]
Derivative assets	54,134	203,322
Derivative liabilities	208,061	25,679
Trading purpose | Equity related | Over the counter | Option contract
Fair values of derivative instruments [Line Items]
Derivative assets	2,265	91,040
Derivative liabilities	2,352	12,177
Trading purpose | Equity related | Over the counter | Swap and forward contract
Fair values of derivative instruments [Line Items]
Derivative assets	51,869	112,282
Derivative liabilities	205,709	13,502
Trading purpose | Equity related | Exchange traded
Fair values of derivative instruments [Line Items]
Derivative assets	53,627	23,634
Derivative liabilities	110,573	19,326
Trading purpose | Equity related | Exchange traded | Futures contract
Fair values of derivative instruments [Line Items]
Derivative assets	15,937	72
Derivative liabilities	778	805
Trading purpose | Equity related | Exchange traded | Option contract
Fair values of derivative instruments [Line Items]
Derivative assets	37,690	23,562
Derivative liabilities	109,795	18,521
Trading purpose | Commodity related
Fair values of derivative instruments [Line Items]
Derivative assets	15,801	21,685
Derivative liabilities	78,203	22,985
Trading purpose | Commodity related | Over the counter
Fair values of derivative instruments [Line Items]
Derivative assets	7,575	15,648
Derivative liabilities	74,187	22,670
Trading purpose | Commodity related | Over the counter | Option contract
Fair values of derivative instruments [Line Items]
Derivative assets	27	72
Derivative liabilities	29	77
Trading purpose | Commodity related | Over the counter | Swap and forward contract
Fair values of derivative instruments [Line Items]
Derivative assets	7,548	15,576
Derivative liabilities	74,158	22,593
Trading purpose | Commodity related | Exchange traded | Futures contract
Fair values of derivative instruments [Line Items]
Derivative assets	8,226	6,037
Derivative liabilities	4,016	315
Hedging purpose
Fair values of derivative instruments [Line Items]
Derivative assets	66,292	119,402
Derivative liabilities	593,222	682,827
Hedging purpose | Foreign currency related | Forward contract
Fair values of derivative instruments [Line Items]
Derivative assets	9,185	50,492
Derivative liabilities	30,497	1,567
Hedging purpose | Foreign currency related | Swap contract
Fair values of derivative instruments [Line Items]
Derivative assets	21,976	59,399
Derivative liabilities	79,492	161,896
Hedging purpose | Interest rates related | Swap contract
Fair values of derivative instruments [Line Items]
Derivative assets	35,131	9,511
Derivative liabilities	₩ 483,233	₩ 519,364